Common Stock - Summary of Stock By Class (Detail)	Feb. 08, 2022 shares	Jun. 30, 2022	Dec. 31, 2021
Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	7,695,112
Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	37,548,022
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	3.8799
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	2,231,248
Series Seed Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	8,657,100
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	3.8799
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	495,417
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	1,922,184
Series A Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	3.8799
Series A Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	3,233,871
Series A Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	12,547,237
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	3.8799
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	790,500
Series A Plus Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	3,067,096
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	11.5423	11.5423	11.5423
Series B Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	778,839
Series B Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	8,989,588
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Class of Stock [Line Items]
Common Stock Convertible Conversion Ratio	14.3118	14.3118	14.3118
Series C Convertible Preferred Stock (Legacy Quanergy) [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	165,237
Series C Convertible Preferred Stock (Legacy Quanergy) [Member] | Common Stock [Member]
Class of Stock [Line Items]
Adjustment Of Recapitalization Effect Applied To Shares Outstanding	2,364,817